Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Assets
Cash	$ 386,693	$ 225,254	$ 127,509
Securities (note 4)	158,546	299,300	133,005
Credit assets, net of allowance for credit losses (note 5)	4,346,748	4,236,116	3,984,281
Property and equipment	25,107	23,885	24,180
Goodwill	12,301	12,301	5,754
Intangible assets	11,714	12,054	2,692
Other assets (note 6)	30,623	29,574	32,214
Assets	4,971,732	4,838,484	4,309,635
Liabilities and Shareholders' Equity
Deposits	4,133,438	4,144,673	3,638,656
Subordinated notes payable (note 7)	106,824	102,503	103,355
Other liabilities (note 8)	210,175	192,105	178,590
Liabilities	4,450,437	4,439,281	3,920,601
Shareholders' equity:
Share capital (note 9)	330,489	215,610	228,471
Contributed surplus	2,540	2,485	2,645
Retained earnings	188,568	181,238	157,845
Accumulated other comprehensive income (loss)	(302)	(130)	73
Equity	521,295	399,203	389,034
Equity and liabilities	$ 4,971,732	$ 4,838,484	$ 4,309,635